Pay vs Performance Disclosure pure in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table provides information about the relationship between executive compensation actually paid and certain financial performance of the Company. Please see “Compensation Discussion and Analysis” for a discussion of our compensation philosophy, objectives, process and components of our NEO compensation program, including how the Compensation Committee structures our NEO compensation program to motivate and reward the achievement of performance-based financial goals that align with our operational and strategic objectives. The SEC-defined Compensation Actually Paid data set forth in the table below does not reflect amounts actually realized by our NEOs, and the Compensation Committee has not used or considered CAP previously in establishing the NEO compensation program. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the reporting fiscal year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. As described in detail in the “Compensation Discussion and Analysis” section above, the PSUs are subject to multi-fiscal year performance conditions tied to objective performance metrics and all of the RSUs and PSUs are subject to time vesting conditions. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest (or thereafter upon exercise, in the case of outstanding stock options).
			Average Summary Compensation Table Total for Non-PEO NEOs ($)(3) (d)		Value of Initial Fixed $100 Investment Based On:
Fiscal Year (a)	Summary Compensation Table Total for PEO ($)(1) (b)	Compensation Actually Paid to PEO ($)(2) (c)		Average Compensation Actually Paid to Non-PEO NEOs ($)(4) (e)	Total Shareholder Return ($)(5) (f)	Peer Group Total Shareholder Return ($)(6) (g)	Net Income (thousands) ($)(7) (h)	Adjusted EBITDA (thousands) ($)(8) (i)
2022	5,330,287	8,453,783	2,259,365	3,264,167	87.21	118.60	65,052	214,682
2021	4,008,965	(515,014)	1,693,919	25,605	84.49	172.04	62,310	182,892
2020	5,452,022	12,956,398	2,278,353	4,068,193	117.27	147.65	106,713	212,705

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Lindberg (our Chief Executive Officer during Fiscal Years 2020 through 2022) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Refer to “Named Executive Officer Compensation Tables—Summary Compensation Table in Fiscal Years 2022, 2021 and 2020.”

(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Lindberg, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lindberg during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to Mr. Lindberg’s total compensation for each fiscal year to determine the compensation actually paid. No amounts were reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for any applicable fiscal year, and therefore no defined benefit and actuarial pension plan adjustments were made for any applicable fiscal year.

Fiscal Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	5,330,287	(3,300,033)	6,423,529	8,453,783
2021	4,008,965	(3,200,036)	(1,323,943)	(515,014)
2020	5,452,022	(3,090,028)	10,594,404	12,956,398

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable fiscal year.

(b)
The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the fiscal year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards granted in prior fiscal years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. No awards were granted and vested in the same fiscal year for any applicable fiscal year and no dividends or other earnings were paid on stock or option awards (that were not otherwise reflected in fair value or total compensation) in any applicable fiscal year. The fair values of RSUs and PSUs included in the CAP to our PEO and the Average CAP to our other

NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for Fiscal Year 2022. Any changes to the RSU and PSU fair values from the grant date (for current fiscal year grants) and from prior fiscal year-end (for prior fiscal year grants) are based on our updated stock price at the respective measurement dates, and for PSUs, updated performance metric projections.
The following table provides the amounts deducted or added in calculating the equity award adjustments for Mr. Lindberg.
Fiscal Year	Year End Fair Value of Equity Awards Granted in the Fiscal Year ($)	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fiscal Year over Fiscal Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	4,947,547	1,477,897	(1,915)	6,423,529
2021	2,016,720	(3,312,680)	(27,983)	(1,323,943)
2020	4,439,607	1,142,154	5,012,643	10,594,404

(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding Mr. Lindberg) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. The names of each of the NEOs (excluding Mr. Lindberg) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for Fiscal Years 2022 and 2021, Charles C. Bracher, Robert J. Sheedy, Jr., Steven K. Wilson and Pamela B. Burke; and (ii) for Fiscal Year 2020, Charles C. Bracher, Robert J. Sheedy, Jr., Pamela B. Burke and Heather L. Mayo. Refer to “Named Executive Officer Compensation Tables—Summary Compensation Table in Fiscal Years 2022, 2021 and 2020” herein, and “Executive Compensation—Summary Compensation Table” in the Company’s proxy statement for the 2020 annual meeting of stockholders.

(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Lindberg), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Lindberg) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to average total compensation for the NEOs as a group (excluding Mr. Lindberg) for each fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2. No amounts were reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for any applicable fiscal year, so no defined benefit and actuarial pension plan adjustments were made for any applicable fiscal year, and therefore no defined benefit and actuarial pension plan adjustments were made for any applicable fiscal year.

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,259,365	(1,239,373)	2,244,175	3,264,167
2021	1,693,919	(1,192,583)	(475,731)	25,605
2020	2,278,353	(1,092,192)	2,882,032	4,068,193

(a)
See Note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The following tables provides the amounts deducted or added in calculating the total average equity award adjustments for the NEOs as a group (excluding Mr. Lindberg).

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards ($)	Fiscal Year over Fiscal Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fiscal Year over Fiscal Year Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year ($)	Total Average Equity Award Adjustments ($)
2022	1,770,827	462,087	11,261	2,244,175
2021	780,129	(1,211,359)	(44,501)	(475,731)
2020	1,495,126	391,680	995,226	2,882,032

(5)
Based on the Cumulative TSR as of the end of the applicable fiscal year, which is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our stock price at the end and the beginning of the measurement period by our stock price at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq US Benchmark General Retailers Index.

(7)
The dollar amounts reported represent the amount of net income reflected in our audited consolidated financial statements for the applicable fiscal year.

(8)
Adjusted EBITDA is defined as net income before net interest expense, income taxes, depreciation and amortization expenses, share-based compensation expense, asset impairment and gain or loss on disposition and certain other expenses that may not be indicative of, or are unrelated to, our core operating results, and that may vary in frequency or magnitude. Beginning with the fourth quarter of fiscal 2022, we updated our definition of adjusted EBITDA to exclude the impact of non-cash rent expense and the provision for (write-off of) accounts receivable reserves. The presentation for adjusted EBITDA for Fiscal Years 2021 and 2020 has been recast to reflect these changes. While we use other financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance. Adjusted EBITDA is used as a significant performance metric for both our Fiscal Year 2022 AIP and the PSUs granted in Fiscal Year 2022. We may determine a different financial performance measure to be the most important financial performance measure in future fiscal years.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Lindberg (our Chief Executive Officer during Fiscal Years 2020 through 2022) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. Refer to “Named Executive Officer Compensation Tables—Summary Compensation Table in Fiscal Years 2022, 2021 and 2020.”
(3)
The dollar amounts reported in column (d) represent the average of the amounts reported for the NEOs as a group (excluding Mr. Lindberg) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. The names of each of the NEOs (excluding Mr. Lindberg) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for Fiscal Years 2022 and 2021, Charles C. Bracher, Robert J. Sheedy, Jr., Steven K. Wilson and Pamela B. Burke; and (ii) for Fiscal Year 2020, Charles C. Bracher, Robert J. Sheedy, Jr., Pamela B. Burke and Heather L. Mayo. Refer to “Named Executive Officer Compensation Tables—Summary Compensation Table in Fiscal Years 2022, 2021 and 2020” herein, and “Executive Compensation—Summary Compensation Table” in the Company’s proxy statement for the 2020 annual meeting of stockholders.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq US Benchmark General Retailers Index.

PEO Total Compensation Amount	$ 5,330,287	$ 4,008,965	$ 5,452,022
PEO Actually Paid Compensation Amount	$ 8,453,783	(515,014)	12,956,398
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Lindberg, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Lindberg during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to Mr. Lindberg’s total compensation for each fiscal year to determine the compensation actually paid. No amounts were reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for any applicable fiscal year, and therefore no defined benefit and actuarial pension plan adjustments were made for any applicable fiscal year.

Fiscal Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2022	5,330,287	(3,300,033)	6,423,529	8,453,783
2021	4,008,965	(3,200,036)	(1,323,943)	(515,014)
2020	5,452,022	(3,090,028)	10,594,404	12,956,398

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” columns in the Summary Compensation Table for the applicable fiscal year.

(b)
The equity award adjustments for each applicable fiscal year include the addition (or subtraction, as applicable) of the following: (i) the fiscal year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of the fiscal year; (ii) the amount of change as of the end of the applicable fiscal year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year; (iii) for awards granted in prior fiscal years that vest in the applicable fiscal year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (iv) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable fiscal year, a deduction for the amount equal to the fair value at the end of the prior fiscal year. No awards were granted and vested in the same fiscal year for any applicable fiscal year and no dividends or other earnings were paid on stock or option awards (that were not otherwise reflected in fair value or total compensation) in any applicable fiscal year. The fair values of RSUs and PSUs included in the CAP to our PEO and the Average CAP to our other

NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for Fiscal Year 2022. Any changes to the RSU and PSU fair values from the grant date (for current fiscal year grants) and from prior fiscal year-end (for prior fiscal year grants) are based on our updated stock price at the respective measurement dates, and for PSUs, updated performance metric projections.
The following table provides the amounts deducted or added in calculating the equity award adjustments for Mr. Lindberg.
Fiscal Year	Year End Fair Value of Equity Awards Granted in the Fiscal Year ($)	Fiscal Year over Fiscal Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fiscal Year over Fiscal Year Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Year ($)	Total Equity Award Adjustments ($)
2022	4,947,547	1,477,897	(1,915)	6,423,529
2021	2,016,720	(3,312,680)	(27,983)	(1,323,943)
2020	4,439,607	1,142,154	5,012,643	10,594,404

Non-PEO NEO Average Total Compensation Amount	$ 2,259,365	1,693,919	2,278,353
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,264,167	25,605	4,068,193
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Lindberg), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Lindberg) during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following table provides the adjustments that were made to average total compensation for the NEOs as a group (excluding Mr. Lindberg) for each fiscal year to determine the compensation actually paid, using the same methodology described above in Note 2. No amounts were reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for any applicable fiscal year, so no defined benefit and actuarial pension plan adjustments were made for any applicable fiscal year, and therefore no defined benefit and actuarial pension plan adjustments were made for any applicable fiscal year.

Fiscal Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,259,365	(1,239,373)	2,244,175	3,264,167
2021	1,693,919	(1,192,583)	(475,731)	25,605
2020	2,278,353	(1,092,192)	2,882,032	4,068,193

(a)
See Note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The following tables provides the amounts deducted or added in calculating the total average equity award adjustments for the NEOs as a group (excluding Mr. Lindberg).

Fiscal Year	Average Fiscal Year End Fair Value of Equity Awards ($)	Fiscal Year over Fiscal Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fiscal Year over Fiscal Year Average Change in Fair Value of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year ($)	Total Average Equity Award Adjustments ($)
2022	1,770,827	462,087	11,261	2,244,175
2021	780,129	(1,211,359)	(44,501)	(475,731)
2020	1,495,126	391,680	995,226	2,882,032

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR; Cumulative TSR of the Company and Nasdaq US Benchmark General Retailers Index.
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Lindberg and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Lindberg) are aligned with the Company’s cumulative TSR over the three fiscal years presented in the table, which we believe is because a significant portion of the compensation actually paid to Mr. Lindberg and to the other NEOs is comprised of equity awards. As described in more detail in the section “Compensation Discussion and Analysis,” the Company’s NEO target total compensation in Fiscal Year 2022 included 83% of our Chief Executive Officer’s and 75% of our other NEO’s target total compensation comprised of variable compensation (with value ultimately tied to either the achievement of objective corporate goals or stock price performance, or both), and 67% and 60%, respectively, comprised of equity awards (RSUs and PSUs).
Further, as demonstrated by the following graph, the Company’s cumulative TSR was generally lower than the TSR for the Nasdaq US Benchmark General Retailers Index over the three fiscal year period presented in the table. The Nasdaq US Benchmark General Retailers Index represents a published industry or line-of-business index and is not used by our Compensation Committee for purposes of determining target compensation for our NEOs. See “Compensation Discussion and Analysis” herein for the list of companies constituting our peer group for compensation benchmarking.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Lindberg and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Lindberg) are generally aligned with the Company’s net income over the three fiscal years presented in the table. The compensation program for our NEOs does not use net income as a financial performance measure; however, our adjusted EBITDA performance is correlated with net income. See “Compensation Actually Paid and Adjusted EBITDA” below.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Adjusted EBITDA
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Lindberg and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Lindberg) is aligned with the Company’s adjusted EBITDA over the three fiscal years presented in the table.
In identifying adjusted EBITDA as the most important performance measure used by the Company to link compensation actually paid for the NEOs to performance for 2022, we considered that (1) 60% of the target bonus weighting of our AIP related to adjusted EBITDA for Fiscal Year 2022, and (2) 30% to 35% of our long-term equity incentives for Fiscal Year 2022 include PSUs based on adjusted EBITDA growth over a three-fiscal year performance period.

Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in “Compensation Discussion and Analysis,” a significant portion of our executive pay is tied to Company performance in line with our compensation philosophy. Our executive compensation program rewards the achievement of specific short-term (annual) and long-term financial goals, which are aligned with our operational and strategic objectives. The most important financial performance measures used by us to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:
•
Adjusted EBITDA;

•
Comparable store sales growth; and

•
Net sales.

Total Shareholder Return Amount	$ 87.21	84.49	117.27
Peer Group Total Shareholder Return Amount	118.6	172.04	147.65
Net Income (Loss)	$ 65,052,000	$ 62,310,000	$ 106,713,000
Company Selected Measure Amount	214,682	182,892	212,705
PEO Name	Mr. Lindberg
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)
Adjusted EBITDA is defined as net income before net interest expense, income taxes, depreciation and amortization expenses, share-based compensation expense, asset impairment and gain or loss on disposition and certain other expenses that may not be indicative of, or are unrelated to, our core operating results, and that may vary in frequency or magnitude. Beginning with the fourth quarter of fiscal 2022, we updated our definition of adjusted EBITDA to exclude the impact of non-cash rent expense and the provision for (write-off of) accounts receivable reserves. The presentation for adjusted EBITDA for Fiscal Years 2021 and 2020 has been recast to reflect these changes. While we use other financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by us to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to Company performance. Adjusted EBITDA is used as a significant performance metric for both our Fiscal Year 2022 AIP and the PSUs granted in Fiscal Year 2022. We may determine a different financial performance measure to be the most important financial performance measure in future fiscal years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Comparable store sales growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net sales
PEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,300,033)	$ (3,200,036)	$ (3,090,028)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,423,529	(1,323,943)	10,594,404
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,947,547	2,016,720	4,439,607
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,477,897	(3,312,680)	1,142,154
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,915)	(27,983)	5,012,643
Non-PEO NEO [Member] | Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,239,373)	(1,192,583)	(1,092,192)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,244,175	(475,731)	2,882,032
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,770,827	780,129	1,495,126
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	462,087	(1,211,359)	391,680
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 11,261	$ (44,501)	$ 995,226